Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Revenues (c)	$ 54,974	$ 69,938	$ 31,799
Voyage expenses	314	554	165
Vessel operating expenses	17,039	23,634	30,516
General and administrative expenses (d)	9,477	9,159	10,609
Capital Ship Management Corp
Related Party Transaction
Revenues (c)	54,974	69,938	31,799
Voyage expenses	314	554	165
Vessel operating expenses	17,039	23,634	30,516
General and administrative expenses (d)	$ 3,052	$ 3,092	$ 1,630